PGIM Corporate Bond 5-10 Year ETF
Schedule of Investments  (unaudited)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.1%
Corporate Bonds 97.8%
Aerospace & Defense 1.3%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196%	02/04/26	1,135	$1,131,371
Sr. Unsec’d. Notes	3.250	02/01/35	548	480,041
Sr. Unsec’d. Notes	3.500	03/01/39	410	338,436
				1,949,848
Agriculture 1.9%
BAT Capital Corp. (United Kingdom),
Gtd. Notes	4.390	08/15/37	728	672,811
Gtd. Notes	7.750	10/19/32	307	359,549

Bunge Ltd. Finance Corp., Gtd. Notes	4.650	09/17/34	521	515,982
Cargill, Inc., Sr. Unsec’d. Notes, 144A	4.125	10/23/30	175	174,802
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.250	10/29/32	1,173	1,157,250
				2,880,394
Airlines 0.4%
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.750	10/20/28	556	559,987
Apparel 0.4%
Gildan Activewear, Inc. (Canada),
Gtd. Notes, 144A	4.700	10/07/30	500	497,937
Gtd. Notes, 144A	5.400	10/07/35	55	54,851
				552,788
Auto Manufacturers 1.9%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.850	05/17/27	560	567,899
General Motors Financial Co., Inc., Sr. Unsec’d. Notes	2.350	01/08/31	1,659	1,490,041
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	5.650	03/25/32	800	830,316
				2,888,256
Auto Parts & Equipment 0.7%
Aptiv Swiss Holdings Ltd., Gtd. Notes	5.150	09/13/34	500	505,665
Magna International, Inc. (Canada), Sr. Unsec’d. Notes	5.875	06/01/35	490	520,541
				1,026,206
Banks 21.4%
Banco Santander SA (Spain), Sr. Non-Preferred Notes, Sr. Non-Preferred Notes	5.127	11/06/35	800	806,541
Bank of America Corp.,
Jr. Sub. Notes	6.250(ff)	07/26/30(oo)	555	560,631
Sr. Unsec’d. Notes	5.288(ff)	04/25/34	1,500	1,561,967
Sr. Unsec’d. Notes, MTN	2.972(ff)	02/04/33	828	761,708
Sub. Notes	5.518(ff)	10/25/35	1,989	2,055,198

PGIM Corporate Bond 5-10 Year ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F	4.625%(ff)	09/20/26(oo)	940	$933,900
Sr. Unsec’d. Notes, MTN	5.188(ff)	03/14/35	728	754,371

Bank of Nova Scotia (The) (Canada), Jr. Sub. Notes	7.350(ff)	04/27/85	705	728,193
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	6.224(ff)	05/09/34	1,010	1,091,451
Canadian Imperial Bank of Commerce (Canada), Jr. Sub. Notes	6.950(ff)	01/28/85	200	203,500
Citigroup, Inc.,
Sr. Unsec’d. Notes	3.057(ff)	01/25/33	1,213	1,116,028
Sr. Unsec’d. Notes	5.174(ff)	09/11/36	290	296,048
Sub. Notes	6.020(ff)	01/24/36	1,762	1,857,777

Comerica, Inc., Sr. Unsec’d. Notes	5.982(ff)	01/30/30	634	660,746
Deutsche Bank AG (Germany), Sub. Notes	3.729(ff)	01/14/32	280	265,063
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	407	372,380
Sr. Unsec’d. Notes	3.102(ff)	02/24/33	1,241	1,148,312
Sub. Notes	6.750	10/01/37	1,262	1,420,701

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.133(ff)	11/06/36	455	459,129
Huntington Bancshares, Inc., Sr. Unsec’d. Notes	5.023(ff)	05/17/33	573	579,326
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	5.502(ff)	01/24/36	2,542	2,684,662
Sub. Notes	5.576(ff)	07/23/36	1,455	1,522,800
Morgan Stanley,
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32	2,910	2,621,633
Sr. Unsec’d. Notes, MTN	5.250(ff)	04/21/34	1,989	2,064,997

Societe Generale SA (France), Sr. Non-Preferred Notes, 144A	3.337(ff)	01/21/33	645	588,069
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	5.246(ff)	07/08/36	1,135	1,169,562
Toronto-Dominion Bank (The) (Canada),
Jr. Sub. Notes	6.350(ff)	10/31/85	200	201,207
Sr. Unsec’d. Notes	4.928	10/15/35	185	186,761
Wells Fargo & Co.,
Sr. Unsec’d. Notes	5.389(ff)	04/24/34	941	986,331
Sr. Unsec’d. Notes, MTN	4.897(ff)	07/25/33	614	627,833
Sr. Unsec’d. Notes, MTN	5.557(ff)	07/25/34	1,468	1,552,646
				31,839,471
Beverages 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.700	02/01/36	521	519,510
Biotechnology 0.8%
Amgen, Inc.,
Sr. Unsec’d. Notes	2.300	02/25/31	521	472,930
Sr. Unsec’d. Notes	5.250	03/02/33	634	661,026
				1,133,956
Building Materials 0.1%
Carlisle Cos., Inc., Sr. Unsec’d. Notes	5.250	09/15/35	190	194,209

PGIM Corporate Bond 5-10 Year ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals 1.8%
CF Industries, Inc.,
Gtd. Notes	5.150%	03/15/34	521	$525,949
Gtd. Notes	5.300	11/26/35	95	95,708

DuPont de Nemours, Inc., Sr. Unsec’d. Notes	5.319	11/15/38	514	524,531
EIDP, Inc., Sr. Unsec’d. Notes	5.125	05/15/32	394	405,883
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	5.400	06/21/34	614	635,391
Yara International ASA (Brazil), Sr. Unsec’d. Notes, 144A	7.378	11/14/32	394	447,923
				2,635,385
Commercial Services 0.7%
Global Payments, Inc., Sr. Unsec’d. Notes	4.875	11/15/30	280	280,898
Quanta Services, Inc., Sr. Unsec’d. Notes	4.500	01/15/31	730	732,596
				1,013,494
Computers 0.5%
Leidos, Inc., Gtd. Notes	4.375	05/15/30	728	728,305
Diversified Financial Services 2.4%
Ally Financial, Inc., Sr. Unsec’d. Notes	5.543(ff)	01/17/31	928	947,604
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	4.500	04/14/27	560	558,755
Capital One Financial Corp., Sr. Unsec’d. Notes	6.377(ff)	06/08/34	1,468	1,596,406
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	2.625	10/15/31	501	442,358
				3,545,123
Electric 10.4%
AEP Texas, Inc., Sr. Unsec’d. Notes	5.700	05/15/34	614	643,351
Arizona Public Service Co., Sr. Unsec’d. Notes	5.550	08/01/33	634	665,720
Commonwealth Edison Co., First Mortgage	4.900	02/01/33	394	403,987
Duke Energy Indiana LLC, First Mortgage	5.250	03/01/34	634	659,323
Entergy Louisiana LLC, First Mortgage	3.100	06/15/41	728	556,358
Evergy Metro, Inc., First Mortgage	5.125	08/15/35	480	488,702
Florida Power & Light Co., First Mortgage	5.100	04/01/33	1,448	1,505,970
Interstate Power & Light Co., Sr. Unsec’d. Notes	5.700	10/15/33	483	511,448
NSTAR Electric Co., Sr. Unsec’d. Notes	5.400	06/01/34	934	973,117
Ohio Edison Co., Sr. Unsec’d. Notes, 144A	4.950	12/15/29	394	404,686

PGIM Corporate Bond 5-10 Year ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Ohio Power Co., Sr. Unsec’d. Notes	5.650%	06/01/34	521	$545,562
Pacific Gas & Electric Co.,
First Mortgage	6.150	01/15/33	521	555,063
Sr. Sec’d. Notes	3.250	06/01/31	941	873,572

PacifiCorp, First Mortgage	5.250	06/15/35	634	636,916
Public Service Co. of Colorado, First Mortgage	5.350	05/15/34	991	1,027,227
Public Service Electric & Gas Co., First Mortgage, MTN	4.900	12/15/32	941	968,622
Puget Energy, Inc., Sr. Sec’d. Notes	5.725	03/15/35	470	484,543
Sempra, Jr. Sub. Notes	4.125(ff)	04/01/52	514	501,024
Southern California Edison Co.,
First Mortgage	2.250	06/01/30	741	671,151
First Mortgage	5.450	06/01/31	514	531,913

Virginia Electric & Power Co., Sr. Unsec’d. Notes	5.300	08/15/33	1,048	1,094,013
Vistra Operations Co. LLC, Sr. Sec’d. Notes, 144A	3.700	01/30/27	728	722,223
				15,424,491
Foods 1.8%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Gtd. Notes	5.750	04/01/33	421	439,761
Mars, Inc., Sr. Unsec’d. Notes, 144A	5.200	03/01/35	627	648,396
Pilgrim’s Pride Corp., Gtd. Notes	6.250	07/01/33	824	885,318
Smithfield Foods, Inc.,
Gtd. Notes, 144A	2.625	09/13/31	170	150,754
Gtd. Notes, 144A	5.200	04/01/29	560	568,508
				2,692,737
Gas 1.4%
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	5.400	06/15/33	828	866,387
Southern California Gas Co., First Mortgage	5.050	09/01/34	1,135	1,163,041
				2,029,428
Healthcare-Products 0.4%
Alcon Finance Corp., Gtd. Notes, 144A	5.375	12/06/32	330	347,553
Baxter International, Inc.,
Sr. Unsec’d. Notes	4.900	12/15/30	190	191,157
Sr. Unsec’d. Notes	5.650	12/15/35	15	15,275
				553,985
Healthcare-Services 3.2%
Cigna Group (The), Gtd. Notes	4.800	08/15/38	514	497,053
CommonSpirit Health, Sr. Unsec’d. Notes	4.975	09/01/35	710	709,888

PGIM Corporate Bond 5-10 Year ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Elevance Health, Inc., Sr. Unsec’d. Notes	5.950%	12/15/34	890	$956,655
Health Care Service Corp. A Mutual Legal Reserve Co., Sr. Unsec’d. Notes, 144A	5.450	06/15/34	211	217,606
Humana, Inc., Sr. Unsec’d. Notes	5.375	04/15/31	978	1,011,761
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.750	05/15/40	80	60,654
Sr. Unsec’d. Notes	5.000	04/15/34	941	962,972
Sr. Unsec’d. Notes	6.875	02/15/38	290	338,155
				4,754,744
Home Builders 0.3%
Meritage Homes Corp., Gtd. Notes, 144A	3.875	04/15/29	470	461,045
Insurance 3.4%
American International Group, Inc., Sr. Unsec’d. Notes	5.450	05/07/35	614	643,211
Arthur J Gallagher & Co., Sr. Unsec’d. Notes	5.000	02/15/32	976	998,493
Chubb INA Holdings LLC, Gtd. Notes	4.900	08/15/35	605	612,186
Corebridge Global Funding, Sr. Sec’d. Notes, 144A	4.900	08/21/32	615	619,469
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec’d. Notes	5.750	05/20/35	741	772,507
Lincoln National Corp., Sr. Unsec’d. Notes	3.400	03/01/32	407	378,284
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	5.000	03/15/35	514	523,091
Unum Group, Sr. Unsec’d. Notes	5.250	12/15/35	450	449,380
				4,996,621
Internet 2.0%
Alphabet, Inc., Sr. Unsec’d. Notes	4.700	11/15/35	620	630,117
Amazon.com, Inc., Sr. Unsec’d. Notes	4.650	11/20/35	705	712,584
Beignet Investor LLC, Sr. Sec’d. Notes, 144A	6.581	05/30/49	787	849,391
Meta Platforms, Inc., Sr. Unsec’d. Notes	4.875	11/15/35	770	778,669
				2,970,761
Leisure Time 0.8%
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	3.050	02/14/27	721	711,384
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes, 144A	6.250	03/15/32	490	506,145
				1,217,529
Lodging 0.1%
Hyatt Hotels Corp., Sr. Unsec’d. Notes	5.400	12/15/35	175	176,763

PGIM Corporate Bond 5-10 Year ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	2.800%	04/01/31	1,135	$1,019,053
Comcast Corp., Gtd. Notes(k)	5.300	06/01/34	1,355	1,400,531
				2,419,584
Mining 1.5%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.250	09/08/33	1,048	1,093,238
Kinross Gold Corp. (Canada), Sr. Unsec’d. Notes	6.250	07/15/33	394	431,295
Southern Copper Corp. (Mexico), Sr. Unsec’d. Notes	7.500	07/27/35	100	118,313
Yamana Gold, Inc. (Canada), Gtd. Notes	2.630	08/15/31	614	552,014
				2,194,860
Miscellaneous Manufacturing 0.3%
Textron, Inc., Sr. Unsec’d. Notes	6.100	11/15/33	470	509,976
Office/Business Equipment 0.3%
CDW LLC/CDW Finance Corp., Gtd. Notes	3.276	12/01/28	394	381,135
Oil & Gas 4.2%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	5.250	10/30/35	150	147,774
Sr. Unsec’d. Notes, 144A	6.000	06/13/33	450	472,310

BP Capital Markets America, Inc., Gtd. Notes	3.060	06/17/41	514	396,086
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.450	06/30/33	728	792,691
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	2.650	01/15/32	841	747,480
ConocoPhillips Co., Gtd. Notes	5.000	01/15/35	634	648,532
Diamondback Energy, Inc., Gtd. Notes	6.250	03/15/33	841	910,498
EOG Resources, Inc., Sr. Unsec’d. Notes	5.350	01/15/36	514	533,259
Occidental Petroleum Corp., Sr. Unsec’d. Notes	5.550	10/01/34	407	415,110
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	1.900	08/15/30	828	749,651
Santos Finance Ltd. (Australia), Gtd. Notes, 144A	3.649	04/29/31	500	467,738
				6,281,129
Packaging & Containers 0.8%
AptarGroup, Inc., Sr. Unsec’d. Notes	4.750	03/30/31	220	222,118
Berry Global, Inc., Sr. Sec’d. Notes	5.800	06/15/31	934	990,026
				1,212,144

PGIM Corporate Bond 5-10 Year ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals 3.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050%	11/21/39	514	$464,828
Sr. Unsec’d. Notes	5.200	03/15/35	514	536,347

Cardinal Health, Inc., Sr. Unsec’d. Notes	5.150	09/15/35	510	520,875
CVS Health Corp.,
Sr. Unsec’d. Notes	4.780	03/25/38	514	489,054
Sr. Unsec’d. Notes	5.250	01/30/31	407	421,569
Eli Lilly & Co.,
Sr. Unsec’d. Notes	4.700	02/09/34	320	326,226
Sr. Unsec’d. Notes	4.900	10/15/35	530	544,384

EMD Finance LLC (Germany), Gtd. Notes, 144A	5.000	10/15/35	355	357,559
Merck & Co., Inc., Gtd. Notes	4.950	09/15/35	550	564,637
Viatris, Inc., Gtd. Notes	3.850	06/22/40	307	234,615
				4,460,094
Pipelines 7.4%
DCP Midstream Operating LP, Gtd. Notes	3.250	02/15/32	1,048	964,727
DT Midstream, Inc., Gtd. Notes, 144A	4.125	06/15/29	734	721,107
Enbridge, Inc. (Canada), Gtd. Notes	5.625	04/05/34	941	987,084
Energy Transfer LP, Sr. Unsec’d. Notes	5.600	09/01/34	843	873,295
Enterprise Products Operating LLC,
Gtd. Notes	5.350	01/31/33	841	884,407
Gtd. Notes, Series E	5.250(ff)	08/16/77	514	513,090

Kinder Morgan, Inc., Gtd. Notes	5.850	06/01/35	941	998,312
MPLX LP, Sr. Unsec’d. Notes	5.500	06/01/34	1,148	1,178,509
ONEOK, Inc.,
Gtd. Notes	5.050	11/01/34	514	511,740
Gtd. Notes	6.050	09/01/33	634	677,271

Targa Resources Corp., Gtd. Notes	5.550	08/15/35	934	959,414
Western Midstream Operating LP, Sr. Unsec’d. Notes	4.050	02/01/30	514	504,681
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	5.600	03/15/35	614	641,497
Sr. Unsec’d. Notes	5.650	03/15/33	514	543,082
				10,958,216
Real Estate 0.4%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	4.125	02/01/29	600	598,738
Real Estate Investment Trusts (REITs) 10.0%
Alexandria Real Estate Equities, Inc., Gtd. Notes	1.875	02/01/33	1,148	943,189
AvalonBay Communities, Inc., Sr. Unsec’d. Notes	5.000	08/01/35	627	636,195

PGIM Corporate Bond 5-10 Year ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	5.500%	02/15/34	841	$868,740
Broadstone Net Lease LLC, Gtd. Notes	5.000	11/01/32	50	50,116
COPT Defense Properties LP, Gtd. Notes	4.500	10/15/30	70	69,737
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	3.250	01/15/32	841	760,632
Healthpeak OP LLC, Gtd. Notes	5.250	12/15/32	634	654,416
Host Hotels & Resorts LP, Sr. Unsec’d. Notes, Series I	3.500	09/15/30	1,076	1,023,764
Invitation Homes Operating Partnership LP, Gtd. Notes	5.500	08/15/33	841	875,690
Kimco Realty OP LLC, Gtd. Notes	6.400	03/01/34	934	1,036,531
Lineage OP LP, Gtd. Notes, 144A	5.250	07/15/30	614	623,490
Mid-America Apartments LP, Sr. Unsec’d. Notes	4.650	01/15/33	950	953,653
Prologis LP, Sr. Unsec’d. Notes	5.125	01/15/34	941	970,989
Realty Income Corp., Sr. Unsec’d. Notes	1.800	03/15/33	1,035	863,217
Sun Communities Operating LP, Gtd. Notes	2.700	07/15/31	1,148	1,047,881
Ventas Realty LP, Gtd. Notes	5.625	07/01/34	627	656,690
VICI Properties LP, Sr. Unsec’d. Notes	5.125	11/15/31	728	740,099
VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	5.750	02/01/27	307	310,567
Welltower OP LLC,
Gtd. Notes	2.750	01/15/31	725	676,588
Gtd. Notes	4.500	07/01/30	300	303,850

WP Carey, Inc., Sr. Unsec’d. Notes	2.250	04/01/33	941	795,918
				14,861,952
Retail 0.9%
AutoNation, Inc., Sr. Unsec’d. Notes	2.400	08/01/31	841	741,546
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	6.300	10/15/37	514	575,214
				1,316,760
Semiconductors 2.0%
Broadcom, Inc.,
Sr. Unsec’d. Notes	3.469	04/15/34	1,450	1,338,973
Sr. Unsec’d. Notes	5.200	07/15/35	728	758,637

Foundry JV Holdco LLC, Sr. Sec’d. Notes, 144A	5.500	01/25/31	425	441,753
Intel Corp., Sr. Unsec’d. Notes	4.150	08/05/32	407	395,004
				2,934,367

PGIM Corporate Bond 5-10 Year ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software 2.3%
Fiserv, Inc., Sr. Unsec’d. Notes	5.250%	08/11/35	655	$657,444
MSCI, Inc., Gtd. Notes, 144A	3.875	02/15/31	355	340,651
Oracle Corp.,
Sr. Unsec’d. Notes	3.850	07/15/36	614	529,194
Sr. Unsec’d. Notes	6.250	11/09/32	421	446,930

Synopsys, Inc., Sr. Unsec’d. Notes	5.000	04/01/32	914	936,916
Workday, Inc., Sr. Unsec’d. Notes	3.800	04/01/32	514	493,552
				3,404,687
Telecommunications 4.7%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33	728	624,678
Sr. Unsec’d. Notes	5.400	02/15/34	841	879,343

Motorola Solutions, Inc., Sr. Unsec’d. Notes	5.550	08/15/35	627	653,284
Rogers Communications, Inc. (Canada), Gtd. Notes	5.300	02/15/34	627	634,488
T-Mobile USA, Inc., Gtd. Notes	5.125	05/15/32	1,969	2,038,081
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.355	03/15/32	1,782	1,574,958
Sr. Unsec’d. Notes	2.550	03/21/31	634	580,120
				6,984,952

Total Corporate Bonds (cost $142,454,271)				145,263,630
Municipal Bond 0.3%
Texas
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A2 (cost $460,989)	5.169	04/01/41	450	463,965

Total Long-Term Investments (cost $142,915,260)				145,727,595

	Shares
Short-Term Investment 0.9%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.111%) (cost $1,340,032)(wb)	1,340,032	1,340,032

TOTAL INVESTMENTS 99.0% (cost $144,255,292)		147,067,627
Other assets in excess of liabilities(z) 1.0%		1,534,122

Net Assets 100.0%		$148,601,749

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

PGIM Corporate Bond 5-10 Year ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
LP—Limited Partnership
MTN—Medium Term Note
REITs—Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at November 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
60	5 Year U.S. Treasury Notes	Mar. 2026	$6,585,938	$8,879
117	10 Year U.S. Treasury Notes	Mar. 2026	13,261,219	52,357
				61,236
Short Positions:
18	2 Year U.S. Treasury Notes	Mar. 2026	3,759,469	311
31	10 Year U.S. Ultra Treasury Notes	Mar. 2026	3,602,297	(25,223)
33	20 Year U.S. Treasury Bonds	Mar. 2026	3,875,438	(31,967)
				(56,879)
				$4,357
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).